Share-based compensation - Performance shares (Detail)		12 Months Ended
		Dec. 31, 2020 € / shares shares	Dec. 31, 2020 $ / shares € / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 € / shares	Dec. 31, 2019 $ / shares
Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement					1,866,864	1,866,864
US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement					1,731,978	1,731,978
Performance share plans [Member] | Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		3,545,312	3,545,312	3,545,312	3,460,802	3,460,802
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | € / shares		€ 41.31	€ 41.31		€ 39.32
Number of other equity instruments granted in share-based payment arrangement		1,201,093	1,201,093
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares		€ 44.30
Notional Dividends	[1]	70,865	70,865
Weighted Average Exercise Price Notional Dividends | € / shares	[1]	€ 41.27
Number of other equity instruments exercised or vested in share-based payment arrangement		1,525,520	1,525,520
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | € / shares		€ 38.20
Number of other equity instruments forfeited in share-based payment arrangement		223,040	223,040
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | € / shares		€ 40.13
Number of other equity instruments adjusted quantity | shares	[2]	561,111	561,111
Weighted average exercise price of other equity instruments adjusted quantity | € / shares	[2]	€ 38.30
Performance share plans [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		2,412,767	2,412,767	2,412,767	2,213,962	2,213,962
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares				$ 47.10		$ 45.06
Number of other equity instruments granted in share-based payment arrangement		892,939	892,939
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			€ 48.26
Notional Dividends	[1]	48,548	48,548
Weighted Average Exercise Price Notional Dividends | $ / shares	[1]		€ 46.99
Number of other equity instruments exercised or vested in share-based payment arrangement		929,676	929,676
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			€ 41.68
Number of other equity instruments forfeited in share-based payment arrangement		159,526	159,526
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares			€ 46.52
Number of other equity instruments adjusted quantity | shares	[2]	346,520	346,520
Weighted average exercise price of other equity instruments adjusted quantity | $ / shares	[2]		€ 42.34

[1]	Dividend declared in 2020 on outstanding shares.
[2]	Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual and expected EPS.